General - Additional Information (Detail) - USD ($)		2 Months Ended	3 Months Ended				5 Months Ended	8 Months Ended	11 Months Ended	12 Months Ended
	Nov. 01, 2020	Mar. 31, 2020	Mar. 31, 2021	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Jun. 30, 2020	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Jun. 11, 2020
Net income (loss)		$ (1,000)	$ 10,361,129	$ (1,054,714)	$ (4,608,798)		$ (4,609,798)	$ (5,664,512)	$ (27,235,908)
Accumulated deficit			(16,874,779)	$ (5,664,512)	$ (4,609,798)		$ (4,609,798)	$ (5,664,512)	(27,235,908)	$ (27,235,908)		$ (2,911,397)
Groop Internet Platform Inc [Member]
Total cash consideration	$ 10,685,000
Net income (loss)			(12,738,000)			$ (7,900,000)				(22,370,000)	$ (29,086,000)
Net cash provided by (used in) operating activities			(3,879,000)							(15,175,000)
Accumulated deficit			$ (121,526,000)						$ (108,788,000)	$ (108,788,000)	$ (86,418,000)
Non-competition agreements [Member] | Groop Internet Platform Inc [Member]
Total consideration	$ 939,000